Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2013 AOS Acquisition [Member]	Oct. 31, 2009 AOS Acquisition [Member]
Income Tax [Line Items]
Federal rate	34.00%	34.00%	34.00%
Deferred tax assets	$ 2,499,609	$ 3,231,357			$ 1,517,605
Net operating loss carryforwards	960,984	951,397		2,790,210	4,455,525
Operating loss carryforwards	14,502
Accrued interest related to unrecognized tax benefits	7,738	2,144
Accrued penalties related to unrecognized tax benefits	5,735	7,514
Accrued interest and penalties related to uncertain tax positions	108,756	95,283
Unrecognized tax benefits that would affect the effective tax rate if recognized	$ 110,741	$ 128,573